Supplemental Cash Flow Information (Details) - USD ($) $ in Thousands	Jun. 30, 2018	Dec. 31, 2017	Jun. 30, 2017	Dec. 31, 2016
Restricted Cash and Cash Equivalents Items [Line Items]
Cash and cash equivalents	$ 177,071	$ 244,241	$ 191,110	$ 126,146
Restricted cash – current (notes 7 and 10)	53,599	22,326	5,896	10,145
Restricted cash – long-term (note 7)	29,823	72,868	102,347	106,882
Cash and cash equivalents and restricted cash	260,493	339,435	$ 299,353	$ 243,173
Collateral Pledged [Member]
Restricted Cash and Cash Equivalents Items [Line Items]
Restricted cash	$ 83,400	$ 95,200